Investment Objectives and Goals	Nov. 01, 2026
Quantified Managed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Managed Income Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Managed Income Fund (the “Fund”) seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk.
Quantified Market Leaders Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Market Leaders Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Market Leaders Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Alternative Investment Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Alternative Investment Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Alternative Investment Fund (the “Fund”) seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.
Quantified STF Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified STF Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified STF Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Pattern Recognition Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Pattern Recognition Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Pattern Recognition Fund (the “Fund”) seeks capital appreciation.
Quantified Evolution Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Evolution Plus Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Evolution Plus Fund (the “Fund”) seeks capital appreciation.
Quantified Common Ground Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Common Ground Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Common Ground Fund (the “Fund”) seeks total return.
Quantified Tactical Sectors Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Tactical Sectors Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Tactical Sectors Fund (the “Fund”) seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Rising Dividend Tactical Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Rising Dividend Tactical Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Rising Dividend Tactical Fund (the “Fund”) seeks total return consistent with a moderate tolerance for risk.
Quantified Government Income Tactical Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Government Income Tactical Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Government Income Tactical Fund (the “Fund”) seeks high total return consistent with a moderate tolerance for risk.
Quantified Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Global Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Global Fund (the “Fund”) seeks total return.
Quantified Eckhardt Managed Futures Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Quantified Eckhardt Managed Futures Strategy Fund
Objective, Primary [Text Block]	Investment Objective: The Quantified Eckhardt Managed Futures Strategy Fund (the “Fund”) seeks total return.